May 01, 2017

STATE FARM MUTUAL FUND TRUST

Supplement dated June 8, 2017 to the Prospectus dated May 1, 2017 for Class R-1, R-2 and R-3 Shares (the “Prospectus”).

Effective immediately, the following changes are made to the Prospectus:

On page 22 of the Prospectus there is a table reflecting the Average Annual Total Returns of the Equity and Bond Fund for periods ending December 31, 2016. That table is changed as follows:

	1-Year	5-Year	10-Year
Blended Benchmark (reflects no deduction for fees, expenses, or taxes)	8.31%	9.57%	6.15%